SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

16.  SEGMENT REPORTING

GFL’s main lines of business are the transporting, managing, and recycling of solid and liquid waste and infrastructure and soil remediation services. GFL is divided into operating segments corresponding to the following lines of business: Solid waste, which includes hauling, landfill, transfer and material recovery facilities; Infrastructure and soil remediation; and Liquid waste. Inter-segment transfers are made at market prices.

The operating segments are presented in accordance with the same criteria used for the internal report prepared for the chief operating decision-maker who is responsible for allocating the resources and assessing the performance of the operating segments. The CODM assesses the performance of the segments on several factors, including gross revenue, intercompany revenue, revenue, and adjusted EBITDA. GFL’s chief operating decision-maker is the Chief Executive Officer.

The Solid waste segment follows a national internal reporting structure, and each country is considered a separate operating segment by the chief operating decision-maker.

The following is an analysis of GFL’s revenue and results from continuing operations by reportable segment. “Adjusted EBITDA” represents GFL’s earnings before taxes, interest and other finance costs, depreciation and amortization, loss (gain) on foreign exchange, loss (gain) on sale of property and equipment, mark-to-market loss (gain) on fuel hedge, mark-to-market loss (gain) on Purchase Contracts, share-based payments, acquisition, integration and other costs (included in selling, general and administrative expenses related to acquisition activity), costs associated with the IPO, acquisition, rebranding and other integration costs (included in cost of sales related to acquisition activity), and deferred purchase consideration. The definition of Adjusted EBITDA has been amended from the prior year. Gross revenue is calculated based on revenue before intercompany revenue eliminations.

	Year ended December 31, 2020
	Gross	Intercompany		Adjusted
Successor	Revenue	Revenue	Revenue	EBITDA
Solid waste
Canada	$1,417.8	$(187.0)	$1,230.8	$338.6
USA	2,262.0	(236.2)	2,025.8	639.2
Solid waste	3,679.8	(423.2)	3,256.6	977.8
Infrastructure and soil remediation	538.2	(10.9)	527.3	91.6
Liquid waste	455.8	(43.5)	412.3	97.5
Corporate	—	—	—	(90.2)
	$4,673.8	$(477.6)	$4,196.2	$1,076.7

	Year ended December 31, 2019
	Gross	Intercompany		Adjusted
Successor	Revenue	Revenue	Revenue(1)	EBITDA(2)
Solid waste
Canada	$1,174.8	$(161.1)	$1,013.7	$267.7
USA	1,603.4	(155.8)	1,447.6	431.0
Solid waste	2,778.2	(316.9)	2,461.3	698.7
Infrastructure and soil remediation	541.0	(6.0)	535.0	103.7
Liquid waste	386.7	(36.1)	350.6	79.5
Corporate	—	—	—	(56.2)
	$3,705.9	$(359.0)	$3,346.9	$825.7

Refer to Note 2 for additional details on the reclassifications outlined below:

(1)	Includes reclassification of $1.7 million from Liquid waste into Solid waste - Canada.
(2)	Includes reclassification of $3.8 million from Liquid waste and $24.1 million from Corporate into Solid waste Canada in the amount of $1.5 million and Solid waste USA in the amount of $26.4 million.

	Period ended December 31, 2018 (214 days)
	Gross	Intercompany		Adjusted
Successor	Revenue	Revenue	Revenue (1)	EBITDA (2)
Solid waste
Canada	$595.5	$(75.3)	$520.2	$142.6
USA	302.0	(8.5)	293.5	63.6
Solid waste	897.5	(83.8)	813.7	206.2
Infrastructure and soil remediation	262.7	(4.0)	258.7	56.4
Liquid waste	168.3	(15.9)	152.4	38.3
Corporate	—	—	—	(18.9)
	$1,328.5	$(103.7)	$1,224.8	$282.0

Refer to Note 2 for additional details on the reclassifications outlined below:

(1)	Includes reclassification of $0.6 million from Solid waste Canada into Liquid waste.
(2)	Includes reclassification of $4.9 million from Corporate to Solid waste USA and $0.5 million from Solid waste Canada to Liquid waste.

	Period ended May 31, 2018 (151 days)
	Gross	Intercompany		Adjusted
Predecessor	Revenue	Revenue	Revenue (1)	EBITDA (2)
Solid waste
Canada	$362.5	$(40.3)	$322.2	$80.1
USA	97.0	(3.1)	93.9	17.3
Solid waste	459.5	(43.4)	416.1	97.4
Infrastructure and soil remediation	136.2	(2.8)	133.4	23.4
Liquid waste	88.6	(10.3)	78.3	15.8
Corporate	—	—	—	(9.3)
	$684.3	$(56.5)	$627.8	$127.3

Refer to Note 2 for additional details on the reclassifications outlined below:

(1)	Includes reclassification of $0.6 million from Solid waste Canada into Liquid waste.
(2)	Includes reclassification of $0.6 million from Solid waste Canada into Liquid waste.

Adjusted EBITDA reconciles to net loss for the periods presented as follows:

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Total segment adjusted EBITDA	$1,076.7	$825.7	$282.0	$127.3
Less:
Depreciation and amortization	810.6	465.3	178.2	66.3
Amortization of intangible assets	427.0	334.1	127.5	40.9
Interest and other finance costs	597.6	532.2	242.2	127.4
(Gain) loss on foreign exchange	(37.3)	(48.9)	39.6	16.6
Loss (gain) on sale of property and equipment	4.6	1.2	4.7	(0.1)
Mark-to-market loss on fuel hedges	1.8	1.0	2.8	—
Mark-to-market loss on Purchase Contracts	449.2	—	—	—
Share-based payments	37.9	14.5	2.0	18.8
Impairment	21.4	—	—	—
Transaction costs	60.1	65.5	103.7	42.4
IPO transaction costs	46.2	—	—	—
Other income	—	—	—	(3.2)
Acquisition, rebranding and other integration costs	11.4	36.4	13.0	8.8
Unbilled revenue reversal	—	31.6	—	—
Deferred purchase consideration	2.0	2.0	1.0	1.0
Income tax recovery	(360.9)	(157.5)	(114.0)	(26.9)
Net loss	$(994.9)	$(451.7)	$(318.7)	$(164.7)

As we continue to grow our business, we may be faced with new events or circumstances that are not indicative of our underlying business performance or that impact the ability to assess our operating performance. The definition of Adjusted EBITDA for the three months and year ended December 31, 2020 removes the impact of the mark-to-market loss on Purchase Contracts, IPO transaction costs and impairment and other charges, all of which did not exist in the prior periods.

Geographical information

Revenues from external customers and non-current assets, excluding deferred tax assets, can be analyzed according to the following geographic areas:

	Successor			Predecessor	Successor

					Non-current
	Revenue				assets
	December 31,	December 31,	December 31,	May 31, 2018	December 31,
	2020	2019	2018 (214 days)	(151 days)	2020
Canada	$1,996.1	$1,760.8	$931.3	$533.9	$4,917.2
USA	2,200.1	1,586.1	293.5	$93.9	9,784.6
	$4,196.2	$3,346.9	$1,224.8	$627.8	$14,701.8

Goodwill and indefinite life intangible assets by operating segment

The carrying amount of goodwill and indefinite life intangible assets allocated to the operating segments for impairment testing purposes is as follows:

	December 31, 2020	December 31, 2019
Solid waste
Canada	$1,734.4	$1,707.6
USA	4,738.0	3,383.0
Infrastructure and soil remediation	240.0	237.8
Liquid waste	429.4	457.5
	$7,141.8	$5,785.9